Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	698,327	826,511	873,837
Granted, Number of Shares	0	90,074	111,174
Exercised, Number of Shares	(52,287)	(139,682)	(22,000)
Cancelled/Forfeited, Number of Shares	(143,787)	(78,576)	(136,500)
Ending Balance, Number of Shares	502,253	698,327	826,511
Beginning Balance, Weighted Average Exercise Price	$ 12.94	$ 12.50	$ 13.41
Options Exercisable December 31, 2012, Number of Shares	427,513
Granted, Weighted Average Exercise Price	$ 0	$ 12.74	$ 11.83
Exercised, Weighted Average Exercise Price	$ 10.80	$ 9.75	$ 9.99
Cancelled/Forfeited, Weighted Average Exercise Price	$ 20.71	$ 13.75	$ 18.18
Ending Balance, Weighted Average Exercise Price	$ 10.95	$ 12.94	$ 12.50
Options Exercisable December 31, 2012, Weighted Average Exercise Price	$ 10.64
Options Outstanding December 31, 2012, Weighted Average Remaining Term (in years)	4 years 7 months 6 days
Options Exercisable December 31, 2012, Weighted Average Remaining Term (in years)	4 years 10 months 24 days
Options Outstanding December 31, 2012, Aggregate Intrinsic Value	$ 1,406
Options Exercisable December 31, 2012, Aggregate Intrinsic Value	$ 1,374